Note 20 - Inventory	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of inventories [text block]
20.	Inventory

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Raw materials	1,435	1,537	-
Total	1,435	1,537	-